Earnings Per Common Share Computations	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share Computations
EARNINGS PER COMMON SHARE COMPUTATIONS
The following is a reconciliation of the numerator and denominator of the earnings per common share computations (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Numerator for basic earnings from continuing operations per common share:
Earnings from continuing operations	$58,277	$60,795	$19,557
Earnings from continuing operations allocated to participating securities	(519)	(1,103)	(330)
Numerator for basic earnings from continuing operations per common share	$57,758	$59,692	$19,227
Numerator for basic earnings per common share:
Net earnings	$58,276	$64,355	$16,353
Net earnings allocated to participating securities	(519)	(1,180)	(237)
Numerator for basic net earnings per common share	$57,757	$63,175	$16,116
Numerator for diluted earnings from continuing operations per common share:
Earnings from continuing operations	$58,277	$60,795	$19,557
Interest expense on participating securities	—	—	136
Numerator for diluted earnings from continuing operations per common share	$58,277	$60,795	$19,693
Numerator for diluted earnings per common share:
Net earnings	$58,276	$64,355	$16,353
Interest expense on participating securities	—	—	136
Numerator for diluted earnings per common share	$58,276	$64,355	$16,489
Denominator for net earnings per common share:
Basic	17,047	16,638	15,186
Plus dilutive effect of stock options and restricted stock	233	118	27
Plus dilutive effect of participating securities and convertible note	195	369	453
Diluted	17,475	17,125	15,666
Earnings (loss) per common share:
Basic
Earnings from continuing operations	$3.39	$3.59	$1.27
Discontinued operations	—	0.21	(0.21)
Net earnings	$3.39	$3.80	$1.06
Diluted
Earnings from continuing operations	$3.34	$3.55	$1.26
Discontinued operations	—	0.21	(0.21)
Net earnings	$3.34	$3.76	$1.05

Options to purchase approximately 18 thousand shares and 112 thousand shares for each of the years ended December 31, 2011 and 2010 were not included in the computation of earnings per common share assuming dilution because the options’ exercise prices were greater than the average market price of the common shares.